Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of share based compensation [Line Items]
Total share based compensation		$ 32,504	$ 23,268
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	2,653	2,837
RSUs [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	3,822	3,866
PSUs [member]
Disclosure of share based compensation [Line Items]
Cash settled share based compensation		$ 26,029	$ 16,565

[1]	Equity settled share based compensation is a non-cash expense.